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Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
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JUN - 6 2013
DIVISION OF TRADING & MARKETS

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005871

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
Barclays USD Emerging Markets Government RIC Capped Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
VWOB
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
All German SE, Beirut, Berlin, Buenos Aires, Bursa Malaysia, Dubai Finl Mkt, Dublin, Dusseldorf, El Salvador, Euro MTF, Euronext-Paris, Euro TLX, Frankfurt, Hong Kong, Kazakhstan, Labuan Intl Fin, London, Luxembourg, Munich, Nasdaq Dubai, New York, SGX-St, SIX, Stuttgart, Trace, Turkey
8. Settlement Methodology of New Derivatives Product:
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
William Slattery

Title:
Vice President

Telephone Number:
1-301-978-8088

Manual Signature of Official Responsible for Form:
William Slattery

Date: **June 4, 2013**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 06 2013

SEC 2449 (6-01)